JOHN HANCOCK CAPITAL SERIES

601 Congress Street

Boston, MA  02210

January 16, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:       John Hancock Capital Series(the “Trust”), on behalf of:

            John Hancock U.S. Global Leaders Growth Fund (the “Fund”)

File Nos. 002-29502; 811-01677

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on January 2, 2018 on behalf of the Fund pursuant to Rule 497(e) (Accession No.0001133228-17-007182), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu, Esq.

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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